Fees Summary	Aug. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,175,000
Previously Paid Amount	0.00
Total Fee Amount	173.43
Total Offset Amount	0.00
Net Fee	173.43
Narrative - Max Aggregate Offering Price	$ 1,175,000
Final Prospectus	true